                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended SEPTEMBER 30, 2010

Check here if Amendment [ ]; Amendment Number: ________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    KENSICO CAPITAL MANAGEMENT CORP
Address: 55 RAILROAD AVENUE 2ND FLOOR
         GREENWICH, CT 06830

Form 13F File Number: 28-10067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  JOSEPH SIGNORILE
Title: CHIEF OPERATING OFFICER
Phone: (203) 862-5800

Signature, Place, and Date of Signing:


/s/ Joseph Signorile                      GREENWICH, CT           11/15/2010
----------------------------------   -----------------------   -----------------
            [Signature]                   [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this manager;
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----

28- __________________   __________________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          44

Form 13F Information Table Value Total:   2,084,526
                                         (thousands)

List of Other Included Managers: NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----

___   28- ________________   ______________________________________

          COLUMN 1              COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
---------------------------- ------------- --------- -------- -----------------  ---------- -------- --------------------------
                                                                                                          VOTING AUTHORITY
                                TITLE OF               VALUE      SHARES OR      INVESTMENT   OTHER  --------------------------
NAME OF ISSUER                   CLASS       CUSIP   (X$1000)  PRINCIPAL AMOUNT  DISCRETION MANAGERS    SOLE   SHARED    NONE
---------------------------- ------------- --------- -------- ------------------ ---------- -------- --------- ------ ---------
AMBAC FINL GROUP INC         COM           023139108      573 1,031,700 SH       SOLE                1,031,700
AMERICAN COMMERCIAL LINES    COM PAR $0.01 025195405    4,525   162,300 SH       SOLE                  162,300
ARBITRON INC                 COM           03875Q108    9,876   353,091 SH       SOLE                  353,091
ASPEN TECHNOLOGY INC         COM           045327103    3,111   300,000 SH       SOLE                  300,000
CIT GROUP INC                COM NEW       125581801   36,497   894,100 SH       SOLE                  894,100
SEACOR HOLDINGS INC          COM           811904101  119,906 1,408,013 SH       SOLE                1,408,013
COMCAST CORP NEW             CL A          20030N101   35,759 1,977,800 SH       SOLE                1,977,800
COMCAST CORP NEW             CL A SPL      20030N200   93,453 5,494,000 SH       SOLE                                 5,494,000
CYPRESS SEMICONDUCTOR CORP   COM           232806109   31,753 2,524,100 SH       SOLE                2,524,100
EBAY INC                     COM           278642103   67,915 2,783,400 SH       SOLE                2,783,400
E M C CORP MASS              COM           268648102   15,436   760,000 SH       SOLE                  760,000
EXTERRAN HLDGS INC           COM           30225X103   35,271 1,553,110 SH       SOLE                1,553,110
FBR CAPITAL MARKETS CORP     COM           30247C301    5,870 1,869,390 SH       SOLE                1,869,390
FISERV INC                   COM           337738108   91,435 1,698,900 SH       SOLE                1,698,900
FLOWSERVE CORP               COM           34354P105   22,212   203,000 SH       SOLE                  203,000
GENZYME CORP                 COM           372917104   24,777   350,000 SH  CALL SOLE
SPDR GOLD TRUST              GOLD SHS      78463V107  113,763   889,400 SH       SOLE                  889,400
HOLOGIC INC                  COM           436440101    5,024   313,800 SH       SOLE                  313,800
INTEROIL CORP                COM           460951106  101,633 1,485,000 SH       SOLE                1,485,000
KRAFT FOODS INC              CL A          50075N104   16,265   527,049 SH       SOLE                  527,049
COCA COLA CO                 COM           191216100  102,726 1,755,400 SH       SOLE                1,755,400
LIBERTY MEDIA CORP NEW       INT COM SER A 53071M302   93,098 1,788,288 SH       SOLE                1,788,288
LIZ CLAIBORNE INC            COM           539320101    3,526   580,000 SH       SOLE                  580,000
MBIA INC                     COM           55262C100    2,929   291,400 SH       SOLE                  291,400
MAIDEN HOLDINGS LTD          SHS           G5753U112   37,198 4,888,000 SH       SOLE                4,888,000
ONLINE RES CORP              COM           68273G101    5,140 1,157,600 SH       SOLE                1,157,600
PHI INC                      COM VTG       69336T106    3,915   249,532 SH       SOLE                  249,532
PHI INC                      COM NON VTG   69336T205      904    55,900 SH       SOLE                                    55,900
PHILIP MORRIS INTL INC       COM           718172109  148,386 2,648,800 SH       SOLE                2,648,800
QLT INC                      COM           746927102    1,435   227,708 SH       SOLE                  227,708
ECHOSTAR CORP                CL A          278768106   25,563 1,339,800 SH       SOLE                1,339,800
STARBUCKS CORP               COM           855244109   57,130 2,233,400 SH       SOLE                2,233,400
SUNPOWER CORP                COM CL A      867652109    3,891   270,200 SH       SOLE                  270,200
SUNPOWER CORP                COM CL B      867652307    1,386   100,000 SH       SOLE                  100,000
SCORPIO TANKERS INC          SHS           Y7542C106   10,198   903,294 SH       SOLE                  903,294
SOUTHERN UN CO NEW           COM           844030106  164,806 6,849,800 SH       SOLE                6,849,800
TEKELEC                      COM           879101103   86,481 6,672,944 SH       SOLE                6,672,944
NEUTRAL TANDEM INC           COM           64128B108    4,406   368,700 SH       SOLE                  368,700
UTI WORLDWIDE INC            ORD           G87210103   25,487 1,585,000 SH       SOLE                1,585,000
VISA INC                     COM CL A      92826C839  111,167 1,497,000 SH       SOLE                1,497,000
WEBMD HEALTH CORP            COM           94770V102  172,906 3,467,128 SH       SOLE                3,467,128
WELLS FARGO & CO NEW         COM           949746101    9,910   394,356 SH       SOLE                  394,356
WEATHERFORD INTERNATIONAL LT REG           H27013103  110,324 6,451,700 SH       SOLE                6,451,700
WILLIAMS COS INC DEL         COM           969457100   66,560 3,483,000 SH       SOLE                3,483,000

VALUE TOTAL                  ENTRY TOTAL
-----------                  -----------
2,084,526                    44